Contractual Residual Maturity of Available for Sale Mortgage-Backed and Asset-Backed Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Fair Value
Total	₨ 8,295,487.1	$ 99,537.9	₨ 4,878,844.0
Asset and Mortgage Backed Securities
Amortized Cost
Within one year	61,860.3
Over one year through five years	76,625.4
Over five years through ten years	315.6
Over ten years	52.5
Amortized Cost	138,853.8
Fair Value
Within one year	61,602.9	739.2
Over one year through five years	76,564.7	918.7
Over five years through ten years	326.2	3.9
Over ten years	54.4	0.6
Total	₨ 138,548.2	$ 1,662.4